Unaudited Condensed Consolidated Interim Statements of Changes in Equity kr in Thousands, $ in Thousands	Share capital USD ($)	Share capital DKK (kr)	Share premium USD ($)	Foreign currency translation Reserve USD ($)	Accumulated deficit USD ($)	USD ($)
Equity at Dec. 31, 2020	$ 2,648		$ 31,443	$ 226	$ (27,279)	$ 7,038
Net loss for the period					(4,093)	(4,093)
Other comprehensive income				(729)		(729)
Tax effect on OCI				(6)		(6)
Share-based compensation					294	294
Issuance of shares for cash	484		29,516			30,000
Transaction costs			(4,705)			(4,705)
Equity at Mar. 31, 2021	3,132		56,254	(509)	(31,078)	27,799
Equity at Dec. 31, 2021	3,755	kr 23,204	80,430	(1,316)	(50,432)	32,437
Net loss for the period					(5,791)	(5,791)
Other comprehensive income				(602)		(602)
Share-based compensation	0		0	0	345	345
Equity at Mar. 31, 2022	$ 3,755	kr 23,204	$ 80,430	$ (1,918)	$ (55,878)	$ 26,389